John Hancock
High Yield Municipal Bond Fund
Quarterly portfolio holdings 2/28/2025

Fund’s investments
As of 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 106.2%				$347,436,180
(Cost $339,223,908)
Alabama 1.2%				3,973,756
Mobile County Industrial Development Authority AM/NS Calvert LLC Project, Series A, AMT	5.000	06-01-54	2,360,000	2,395,872
Mobile County Industrial Development Authority AM/NS Calvert LLC Project, Series B, AMT	4.750	12-01-54	500,000	493,518
The Lower Alabama Gas District Gas Project, Series A	5.000	09-01-46	1,000,000	1,084,366
Alaska 0.4%				1,343,611
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	1,500,000	1,343,611
Arizona 3.4%				11,265,069
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.250	07-01-53	685,000	686,150
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	2,370,000	2,097,760
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-41	500,000	502,201
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-56	1,000,000	950,430
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	750,000	752,978
Maricopa County Industrial Development Authority Arizona Autism Charter School Project (A)	4.000	07-01-61	1,000,000	791,405
Maricopa County Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	6.000	07-01-52	375,000	384,896
Maricopa County Industrial Development Authority Valley Christian Schools Project, Series A (A)	6.250	07-01-53	510,000	516,478
Maricopa County Pollution Control Corp. El Paso Electric Company Palo Verde Project, Series A	4.500	08-01-42	1,000,000	999,952
Sierra Vista Industrial Development Authority American Leadership Academy Project (A)	5.000	06-15-64	1,220,000	1,183,303
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	1,500,000	1,570,035
The Industrial Development Authority of the County of Pima American Leadership Academy (A)	4.000	06-15-51	1,000,000	829,481
Arkansas 1.2%				3,799,669
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.750	09-01-49	1,000,000	995,159
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	1,000,000	1,100,044
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-35	650,000	672,505
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-36	1,000,000	1,031,961
California 16.8%				55,021,594
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	750,000	712,142
California Community Housing Agency Aster Apartments, Series A-1 (A)	4.000	02-01-56	350,000	307,824
California County Tobacco Securitization Agency Series B-2 (B)	4.997	06-01-55	7,500,000	1,679,210
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series A, AMT (A)	9.500	01-01-65	4,500,000	4,564,669
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-47	900,000	900,822
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Turning Point Schools (A)	5.250	06-01-44	1,000,000	$1,001,455
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.200	06-15-54	700,000	755,304
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	1,050,000	1,139,749
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-51	250,000	239,283
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	658,975
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	650,000	578,443
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	1,052,359
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	750,000	747,884
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.250	09-01-52	500,000	522,068
California Statewide Communities Development Authority Improvement Area No. 3	5.000	09-01-49	375,000	388,344
California Statewide Financing Authority Tobacco Securitization Program, Series C (A)(B)	9.783	06-01-55	8,000,000	455,962
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	953,225
City of Oroville Oroville Hospital	5.250	04-01-54	705,000	553,700
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-49	585,000	604,564
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	1,000,000	753,288
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (A)	3.500	10-01-46	500,000	413,704
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	399,104
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (A)	3.125	07-01-56	1,000,000	689,420
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,500,000	1,078,785
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	1,490,000	1,324,738
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (A)	4.000	07-01-56	400,000	319,524
Golden State Tobacco Securitization Corp. Series A-1	3.714	06-01-41	1,500,000	1,164,154
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.249	06-01-66	7,850,000	922,280
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	6.684	06-01-36	3,400,000	1,624,042
Kaweah Delta Health Care District Guild Series B	4.000	06-01-37	10,000	9,314
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	500,000	506,356
River Islands Public Financing Authority Community Facilities District No. 2023-1	4.500	09-01-44	500,000	494,457
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-39	910,000	956,386
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.500	09-01-48	1,000,000	1,057,434
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (C)	4.000	08-01-37	1,885,000	1,935,941
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (C)	4.250	08-01-52	6,000,000	$6,061,649
San Francisco City & County Airport Commission Series A, AMT (C)	5.250	05-01-55	15,000,000	15,991,562
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,470,000	1,503,474
Colorado 6.0%				19,556,044
Aerotropolis Regional Transportation Authority Special Revenue	4.250	12-01-41	1,000,000	926,884
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	2,000,000	2,083,002
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	1,575,000	1,479,134
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	1,500,000	1,503,204
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,265,000	1,302,335
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	1,005,201
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	1,000,000	1,043,871
Independence Metropolitan District No. 3 Series A, GO	5.375	12-01-54	1,640,000	1,637,831
Orchard Park Place South Metropolitan District, GO (A)	6.000	12-01-54	1,775,000	1,783,158
Pinery Commercial Metropolitan District No. 2 Colorado Special Revenue	5.750	12-01-54	500,000	508,858
Platte River Metropolitan District Series A, GO (A)	6.500	08-01-53	601,000	623,777
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	1,000,000	875,266
Rampart Range Metropolitan District No. 5	4.000	12-01-51	1,500,000	1,301,472
Sky Ranch Community Authority Board Series B, GO	6.500	12-15-54	550,000	555,911
St. Vrain Lakes Metropolitan District No. 4 Series A, GO (0.000% to 12-1-30, then 6.750% thereafter) (A)	0.000	09-20-54	1,500,000	1,099,329
Sterling Ranch Community Authority Board Special Improvement District No. 1	5.625	12-01-43	871,000	901,007
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (B)	7.798	12-01-37	1,066,667	403,660
West Meadow Metropolitan District Series A, GO (A)	6.000	12-01-38	500,000	522,144
Connecticut 1.0%				3,371,372
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	500,000	500,220
Great Pond Improvement District Great Pond Phase 1 Project (A)	4.750	10-01-48	965,000	929,993
Town of Hamden Whitney Center Project	5.000	01-01-50	2,060,000	1,941,159
Delaware 0.1%				350,072
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	390,000	350,072
District of Columbia 4.6%				15,125,357
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (D)	6.500	10-01-41	3,000,000	3,176,159
Metropolitan Washington District of Columbia Airports Authority Series A, AMT (C)	5.250	10-01-49	11,320,000	11,949,198
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida 7.3%				$23,741,095
Cabot Citrus Farms Community Development District	5.250	03-01-29	1,000,000	1,009,200
Capital Projects Finance Authority Kissimmee Charter Academy Project (A)	6.625	06-15-59	445,000	472,018
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (A)	5.000	06-15-64	1,890,000	1,830,070
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	310,000	325,144
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.625	06-15-44	250,000	260,029
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	6.000	06-15-54	250,000	261,070
Capital Trust Authority The Classical Academy of Sarasota Project, Series A (A)	5.250	07-01-54	500,000	484,451
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	1,800,000	1,534,198
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	664,756
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	400,000	336,495
City of Venice Village on the Isle Project, Series A (A)	5.625	01-01-60	1,100,000	1,129,815
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-49	950,000	911,930
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	1,640,000	1,457,838
Florida Development Finance Corp. Brightline Passenger Rail Expansion Project, Series A, AMT (A)	8.250	07-01-57	500,000	518,207
Florida Development Finance Corp. River City Science Academy	5.000	07-01-57	670,000	670,423
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	750,000	682,112
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	908,209
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project, Phase 2	4.000	05-01-51	925,000	807,397
Middleton Community Development District A Special Assessment Revenue	4.000	05-01-34	200,000	200,680
Middleton Community Development District A Special Assessment Revenue	4.200	05-01-39	655,000	655,689
Middleton Community Development District A Special Assessment Revenue	4.550	05-01-44	550,000	545,504
Middleton Community Development District A Special Assessment Revenue	4.750	05-01-55	200,000	198,117
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	995,000	1,056,259
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	1,000,000	1,000,249
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-52	1,000,000	1,015,264
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	145,000	141,954
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	1,750,000	1,731,498
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(E)	5.875	01-01-33	950,000	760,000
Portico Community Development District Series 1	3.200	05-01-31	995,000	940,391
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-25	180,000	178,905
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-41	110,000	$96,260
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-46	50,000	41,290
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	1,155,000	915,673
Georgia 0.7%				2,127,596
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-37	45,000	45,333
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	245,000	259,577
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	750,000	794,848
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.200	06-15-33	500,000	514,042
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.700	06-15-38	500,000	513,796
Idaho 0.7%				2,450,792
Avimor Community Infrastructure District No. 1 Assessment Area 5 (A)	5.875	09-01-53	991,000	1,028,280
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	1,400,000	1,422,512
Illinois 4.2%				13,738,062
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,015,864
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	490,162
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,030,015
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,037,562
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	500,000	541,159
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	750,000	875,183
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-49	550,000	546,476
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,085,000	1,090,721
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	4.000	12-15-42	1,500,000	1,443,929
Upper Illinois River Valley Development Authority Elgin Math & Science Academy Charter School Project, Series A (A)	5.750	03-01-53	1,000,000	1,015,328
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	2,000,000	1,928,698
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	1,500,000	1,500,482
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series B (A)	5.750	12-01-43	1,200,000	1,222,483
Indiana 1.9%				6,238,756
City of Valparaiso Pratt Paper LLC Project, AMT (A)	5.000	01-01-54	500,000	510,791
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,027,858
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	2,830,000	458,081
Indiana Finance Authority Student Housing Project, Series A	5.250	07-01-64	750,000	764,120
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Finance Authority The Methodist Hospital Inc., Series A	5.500	09-15-44	1,420,000	$1,497,908
Indiana Finance Authority Tippecanoe LLC Student Housing Project, Series A	5.375	06-01-64	1,000,000	1,030,174
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	885,000	949,824
Iowa 1.4%				4,477,216
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	830,000	830,790
Iowa Finance Authority Lifespace Communities, Inc., Series A	4.000	05-15-46	2,000,000	1,827,390
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	985,041
Iowa Tobacco Settlement Authority Series B-2 (B)	4.483	06-01-65	5,000,000	833,995
Kansas 0.8%				2,646,847
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	625,000	620,224
Wyandotte County-Kansas City Unified Government Village East Project Areas 2B (A)	5.250	09-01-35	1,960,000	2,026,623
Kentucky 0.2%				657,270
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	720,000	657,270
Louisiana 0.6%				2,121,309
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	1,000,000	1,018,409
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,102,900
Maryland 0.7%				2,293,769
City of Rockville Ingleside at King Farm Project, Series B	4.250	11-01-37	20,000	19,067
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	750,000	708,819
County of Prince George’s Collington Episcopal Life	5.250	04-01-47	225,000	213,553
Maryland Economic Development Corp. Morgan St. University Project, Series A	6.000	07-01-58	1,000,000	1,095,026
Maryland Health & Higher Educational Facilities Authority Monocacy Montessori Communities (A)	5.875	07-01-43	250,000	257,304
Massachusetts 2.8%				9,178,246
Massachusetts Development Finance Agency Boston Medical Center, Series G	4.375	07-01-52	3,135,000	2,954,299
Massachusetts Development Finance Agency Gingercare Living Issue, Series A (A)	5.875	12-01-60	1,850,000	1,852,241
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	250,914
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	4.250	07-01-34	200,000	201,847
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-44	500,000	513,038
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-60	880,000	884,563
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	752,751
Massachusetts Development Finance Agency Tufts Medicine, Series E	8.500	10-01-26	1,750,000	1,768,593
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Michigan 1.5%				$4,862,523
City of Detroit, GO	5.500	04-01-37	465,000	502,657
Michigan Finance Authority Capital Appreciation Tobacco Settlement, Series B-2, Class 2 (B)	5.391	06-01-65	15,000,000	1,757,111
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	891,594
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-51	1,000,000	830,684
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	880,477
Minnesota 0.2%				536,852
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series B	5.250	06-15-47	500,000	536,852
Mississippi 0.5%				1,514,310
City of Gulfport Memorial Hospital at Gulfport Project	5.500	07-01-50	1,400,000	1,514,310
Missouri 1.6%				5,162,361
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Project, Series A	5.000	02-01-42	1,000,000	1,018,445
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-46	1,000,000	1,000,997
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-54	650,000	638,604
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	500,000	508,631
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-46	1,265,000	1,191,503
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	800,000	804,181
Montana 0.2%				544,370
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	800,000	544,370
Nevada 0.2%				522,226
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	700,000	522,226
New Hampshire 1.8%				5,992,898
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	482,969
New Hampshire Business Finance Authority Megatel Projects (A)(B)	6.133	12-15-33	3,000,000	1,763,930
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.625	04-01-59	300,000	309,799
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	500,000	424,355
New Hampshire Business Finance Authority Silverado Project (A)	5.000	12-01-28	2,000,000	2,002,850
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	928,141
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	80,000	80,854
New Jersey 0.4%				1,407,884
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	440,000	393,273
The Passaic County Improvement Authority Paterson Charter School for Science & Technology, Inc.	4.125	07-01-33	500,000	505,525
The Passaic County Improvement Authority Paterson Charter School for Science & Technology, Inc.	4.500	07-01-40	100,000	101,247
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
The Passaic County Improvement Authority Paterson Charter School for Science & Technology, Inc.	5.000	07-01-44	400,000	$407,839
New York 5.5%				18,121,745
Albany Capital Resource Corp. KIPP Capital Region Public Charter Schools Project	4.500	06-01-44	200,000	194,670
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	1,000,000	914,211
Build NYC Resource Corp. Shefa School Project, Series A (A)	5.000	06-15-51	250,000	241,455
Build NYC Resource Corp. South Bronx Charter School for International Culture and the Arts Project, Series A (A)	7.000	04-15-53	750,000	845,921
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	1,550,000	1,486,650
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	8.530	06-01-60	15,000,000	802,631
Nassau County Tobacco Settlement Corp. Series D (B)	7.888	06-01-60	12,000,000	793,762
New York Counties Tobacco Trust IV Series F (B)	7.985	06-01-60	17,000,000	1,089,219
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	850,540
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	1,000,923
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-2, AMT (A)	5.125	09-01-50	1,000,000	1,060,596
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	3.000	08-01-31	200,000	189,451
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	1,000,000	975,335
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	1,000,000	973,081
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	5.000	01-01-36	1,000,000	1,027,073
New York Transportation Development Corp. John F. Kennedy International Airport Project, AMT	5.000	06-30-60	1,000,000	1,016,336
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	423,654
Oneida Indian Nation of New York Series A (A)	7.250	09-01-34	1,000,000	1,005,984
Oneida Indian Nation of New York Series B (A)	6.000	09-01-43	250,000	273,820
Suffolk Regional Off-Track Betting Company	6.000	12-01-53	500,000	518,627
Westchester County Local Development Corp. The Knolls Project, Series A	5.125	07-01-55	300,000	253,006
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project (D)	5.000	11-01-51	1,025,000	1,068,753
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project	6.250	11-01-52	1,000,000	1,116,047
North Carolina 0.7%				2,235,175
North Carolina Medical Care Commission Penick Village Project, Series A	5.500	09-01-54	1,665,000	1,689,646
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series A	5.000	10-01-44	525,000	545,529
Ohio 5.5%				17,954,881
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	1,770,000	1,334,743
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,550,000	1,405,625
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	4,185,000	$3,826,270
Buckeye Tobacco Settlement Financing Authority Series B-3, Class 2 (B)	7.076	06-01-57	15,000,000	1,601,306
Cleveland-Cuyahoga County Port Authority Constellation Schools Project, Series A (A)	5.875	01-01-49	500,000	501,291
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	665,000	676,224
County of Lucas Promedica Healthcare, Series B	4.000	11-15-45	950,000	822,172
County of Montgomery Solvita Project	5.250	09-01-49	1,000,000	1,055,723
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-32	375,000	402,760
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-44	500,000	512,164
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-60	665,000	668,407
Greene County Port Authority Community First Solutions Obligated Group, Series B	5.000	05-15-59	1,000,000	1,015,625
Northeast Ohio Medical University Series A	4.000	12-01-45	335,000	300,857
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	1,000,000	985,164
Ohio Higher Educational Facility Commission Judson Obligated Group 2020 Project, Series A	5.000	12-01-42	485,000	487,441
Ohio Higher Educational Facility Commission Otterbein University 2022 Project	4.000	12-01-46	500,000	428,653
Port of Greater Cincinnati Development Authority RBM Phase 3 Garage Project	5.125	12-01-55	1,000,000	975,425
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	955,031
Oklahoma 0.6%				1,925,870
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	1,000,000	1,023,886
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	965,000	901,984
Oregon 0.3%				984,005
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	1,000,000	984,005
Pennsylvania 4.6%				15,078,645
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.500	06-15-38	600,000	637,427
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	6.000	06-15-53	500,000	524,914
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	5.000	05-01-42	1,500,000	1,534,628
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	3,030,000	2,598,259
Berks County Municipal Authority Tower Health Project, Series A-3	5.000	06-30-39	679,000	677,206
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	1,096,000	1,022,131
Berks County Municipal Authority Tower Health Project, Series B-2 (0.000% to 11-15-29, then 8.000% thereafter)	0.000	06-30-44	1,216,000	714,086
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	350,000	313,588
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	650,000	$673,722
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	150,000	148,748
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	1,035,000	1,041,005
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-46	1,425,000	1,309,810
Lancaster Municipal Authority Garden Spot Village Project, Series B	5.000	05-01-59	560,000	576,260
Lancaster Municipal Authority Luthercare Project, Series A	5.000	12-01-55	500,000	513,479
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project, Series B-1	5.250	07-01-49	1,000,000	1,041,884
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	607,740
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	1,400,000	1,143,758
Puerto Rico 2.6%				8,566,421
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.480	11-01-43	3,302,904	2,076,701
Puerto Rico Commonwealth Series A, GO (B)	4.165	07-01-33	60,892	43,119
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	47,316	47,654
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	906,531	908,504
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	36,503	36,265
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	49,630	47,769
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	1,551,615	1,413,647
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	26,312	26,457
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	52,220	54,616
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	51,373	55,341
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	49,898	55,704
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (B)	6.889	07-01-26	1,343,000	1,227,032
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.178	07-01-46	2,475,000	829,715
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.359	07-01-51	3,450,000	855,199
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	888,698
South Carolina 0.8%				2,451,540
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.750	11-15-54	1,375,000	1,461,659
South Carolina Jobs-Economic Development Authority Bishop Gadsden Episcopal Retirement Community, Series A	4.000	04-01-34	25,000	25,151
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.250	06-01-40	1,000,000	150,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.500	06-01-51	2,000,000	300,000
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-44	500,000	$504,711
South Carolina Jobs-Economic Development Authority Still Hopes Episcopal Retirement Community	4.500	04-01-37	10,000	10,019
Tennessee 0.1%				445,201
Metropolitan Government Nashville & Davidson County Industrial Development Board South Nashville Central, Series A (A)	4.000	06-01-51	500,000	445,201
Texas 7.8%				25,377,703
Arlington Higher Education Finance Corp. Magellan International School (A)	6.250	06-01-52	1,000,000	1,035,334
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	987,789
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	10.000	06-01-42	2,000,000	1,700,000
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	12.000	06-01-43	1,000,000	850,000
Brazoria County Industrial Development Corp. Gladieux Metals Recycling LLC Project, AMT (E)	7.000	03-01-39	1,255,000	1,004,000
Brazoria County Industrial Development Corp. Gladieux Metals Recycling LLC Project, AMT (A)	8.500	03-01-39	1,900,000	1,520,000
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	953,678
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	6.625	07-15-38	800,000	807,587
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	850,000	919,219
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-39	1,000,000	1,081,079
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B-2, AMT	5.000	07-01-27	1,000,000	1,022,167
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	1,100,000	1,133,452
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	5.125	09-01-45	500,000	500,524
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	5.375	09-01-55	640,000	643,141
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.000	06-15-34	325,000	323,948
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.750	06-15-44	575,000	577,630
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	6.000	06-15-54	450,000	450,680
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	1,000,000	1,001,313
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Project	5.000	01-01-37	150,000	152,224
Houston Higher Education Finance Corp. Houston Christian University Project	5.125	10-01-51	425,000	427,534
Houston Higher Education Finance Corp. Houston Christian University Project	5.250	10-01-54	1,250,000	1,264,190
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	377,892
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.250	01-01-42	1,000,000	1,012,892
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.750	01-01-36	1,000,000	849,387
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.125	01-01-44	500,000	513,582
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	500,000	$399,636
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	1,000,000	925,541
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	700,000	719,768
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	615,000	490,764
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	380,000	393,345
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	265,328
Texas Private Activity Bond Surface Transportation Corp. North Tarrant Express Project, AMT	5.500	12-31-58	1,000,000	1,074,079
Utah 0.5%				1,795,827
Mida Mountain Village Public Infrastructure District Series 2 (A)	6.000	06-15-54	500,000	523,035
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	300,000	296,540
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	467,153
Wood Ranch Public Infrastructure District Assessment Area No. 1 (A)	5.625	12-01-53	500,000	509,099
Vermont 0.4%				1,322,480
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	55,000	49,453
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,270,000	1,273,027
Virgin Islands 0.8%				2,609,556
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	500,000	521,061
Virgin Islands Public Finance Authority Frenchman’s Reef Hotel Development, Series A (A)	6.000	04-01-53	2,000,000	2,088,495
Virginia 1.7%				5,623,353
Tobacco Settlement Financing Corp. Series D (B)	5.764	06-01-47	4,000,000	1,128,573
Virginia College Building Authority Regent University Project	4.000	06-01-46	1,755,000	1,538,880
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	07-01-39	1,210,000	1,178,240
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-48	2,000,000	1,777,660
Washington 1.8%				5,769,908
Skagit County Public Hospital District Skagit Regional Health	5.500	12-01-54	1,000,000	1,053,514
Washington State Convention Center Public Facilities District Series B	3.000	07-01-34	1,000,000	905,433
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	680,513
Washington State Housing Finance Commission Bayview Manor Project (A)	6.000	07-01-59	1,000,000	1,024,499
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series A (A)	5.875	01-01-59	1,000,000	1,013,211
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.250	07-01-59	1,000,000	1,092,738
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
West Virginia 0.6%				$2,035,106
County of Ohio The Highlands Project	5.250	06-01-53	2,000,000	2,035,106
Wisconsin 9.5%				31,117,838
Public Finance Authority A Challenge Foundation Academy (A)	7.000	07-01-58	1,030,000	1,072,483
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-37	500,000	542,961
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	270,142
Public Finance Authority Alpha Ranch Project, GO (A)(B)	6.036	12-15-38	2,065,000	909,313
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	400,000	403,010
Public Finance Authority Cincinnati Classical Academy, Series A (A)	6.000	06-15-64	1,000,000	1,008,760
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	896,076
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	555,000	559,908
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-64	1,255,000	1,259,420
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)	6.625	07-01-53	250,000	260,877
Public Finance Authority Friends Homes, Inc. (A)	5.000	09-01-54	1,000,000	975,959
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-52	1,000,000	982,860
Public Finance Authority McLemore Hotel (A)	4.500	06-01-56	1,000,000	772,949
Public Finance Authority Midtown Project (A)(B)	5.958	12-15-34	2,150,000	1,209,729
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	5.500	09-01-30	500,000	519,129
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	700,000	728,960
Public Finance Authority Quality Education Academy Project, Series A (A)	6.500	07-15-63	500,000	538,704
Public Finance Authority Revolution Academy, Series A (A)	6.250	10-01-53	1,000,000	1,047,241
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	490,000	450,706
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	10,000	10,587
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	780,000	673,832
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	20,000	21,173
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	2,000,000	2,001,232
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	2,000,000	1,709,229
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	225,000	216,579
Public Finance Authority Town of Scarborough - The Downs Project	5.000	08-01-39	1,600,000	1,608,555
Public Finance Authority Two Step Project (A)(B)	6.021	12-15-34	2,550,000	1,426,364
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	398,426
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	220,413
14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	$1,333,754
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	500,000	422,202
Public Finance Authority WFCS Portfolio Project (A)	5.000	01-01-56	200,000	189,486
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.125	04-01-57	900,000	836,970
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.000	07-01-60	1,850,000	1,917,026
Wisconsin Health & Educational Facilities Authority Dickson Hollow Phase II Project	6.125	10-01-59	1,000,000	1,043,196
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	750,000	548,332
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	1,500,000	1,059,598

Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	5.750	08-15-59	1,000,000	1,071,697
Corporate bonds 0.6%				$2,118,062
(Cost $3,114,074)
Industrials 0.6%				2,118,062
Construction and engineering 0.6%
LBJ Infrastructure Group LLC (A)	3.797	12-31-57	3,000,000	2,118,062

	Yield (%)	Shares	Value
Short-term investments 1.7%			$5,603,546
(Cost $5,603,088)
Short-term funds 1.7%
John Hancock Collateral Trust (F)	4.3522(G)	560,147	5,603,546
Total investments (Cost $347,941,070) 108.5%			$355,157,788
Other assets and liabilities, net (8.5%)			(27,952,219)
Total net assets 100.0%			$327,205,569

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $124,190,666 or 38.0% of the fund’s net assets as of 2-28-25.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 2-28-25.

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	0.9
Assured Guaranty Municipal Corp.	0.3
TOTAL	1.2
The fund had the following sector composition as a percentage of total investments on 2-28-25:
General obligation bonds	7.2%
Revenue bonds	90.6%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	15

Health care	21.1%
Education	16.5%
Development	16.4%
Other revenue	11.1%
Airport	10.1%
Tobacco	6.1%
Housing	3.3%
Transportation	2.6%
Facilities	1.5%
Pollution	1.2%
Water and sewer	0.5%
Utilities	0.2%
Corporate bonds	0.6%
Short-term investments	1.6%
TOTAL	100.0%
16	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$347,436,180	—	$347,436,180	—
Corporate bonds	2,118,062	—	2,118,062	—
Short-term investments	5,603,546	$5,603,546	—	—
Total investments in securities	$355,157,788	$5,603,546	$349,554,242	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	560,147	$4,255,757	$85,087,839	$(83,740,651)	$122	$479	$160,512	—	$5,603,546
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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